Fair Values of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018		Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment	$ 133,612	[1]	$ 0	$ 0
Unrecognized excess tax benefits	6,849		9,419	14,572	$ 18,382
Impairment losses on unamortizable intangible assets	0		$ 0	3,840
B&N Retail
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment	$ 133,612
Selling and Administrative Expenses
Indefinite-lived Intangible Assets [Line Items]
Impairment losses on unamortizable intangible assets				$ 3,840

[1]	See Note 1 for discussion on goodwill impairment testing.